PGIM S&P 500 Buffer 12 ETF - January Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
PGIM S&P 500 Buffer 12 ETF - January | No Share Class
Prospectus [Line Items]
Annual Return [Percent]	13.39%	15.33%